ORIX Corporation Shareholders' Equity - Additional Information (Detail) - Officer's Compensation Board Incentive Plan - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Class of Stock [Line Items]
Total dividends paid	¥ 197	¥ 152
Effective Date
Class of Stock [Line Items]
Total dividends paid	¥ 317	¥ 220